Segment Information (Tables)	12 Months Ended
May 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
For the year ended May 31, 2024

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,716,174	900,614	439,744	257,054	4,313,586
Less:
Cost of revenues	(1,027,889)	(677,270)	(214,602)	(131,199)	(2,050,960)
Selling and marketing	(348,121)	(124,975)	(92,865)	(77,785)	(643,746)
General and administrative	(755,074)	(77,626)	(57,204)	(75,657)	(965,561)
Unallocated corporate expenses	—	—	—	—	(302,894)

Segment operating income/(loss) (1)	585,090	20,743	75,073	(27,587)	350,425
Unallocated items(2)					84,483

Income before income taxes					434,908

Segment assets	2,217,342	831,620	119,725	486,305	3,654,992
Unallocated corporate assets	—	—	—	—	3,876,681

Total assets	2,217,342	831,620	119,725	486,305	7,531,673

For the year ended May 31, 2025

	Educational services and test preparation courses	Private label products and livestreaming e- commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,456,189	600,281	516,367	327,425	4,900,262
Less:
Cost of revenues	(1,319,315)	(410,377)	(251,782)	(201,817)	(2,183,291)
Selling and marketing	(414,669)	(121,421)	(103,015)	(121,174)	(760,279)
General and administrative	(913,775)	(78,778)	(79,071)	(93,100)	(1,164,724)
Unallocated corporate expenses	—	—	—	—	(363,718)

Segment operating income/(loss) (1)	808,430	(10,295)	82,499	(88,666)	428,250
Unallocated items (2)					93,877
Income before income taxes					522,127

Segment assets	2,682,938	846,535	125,030	447,498	4,102,001
Unallocated corporate assets	—	—	—	—	3,703,498

Total assets	2,682,938	846,535	125,030	447,498	7,805,499

For the year ended May 31, 2026

	Educational services and test preparation courses	Private label products and livestreaming e- commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	4,006,764	806,912	511,346	336,272	5,661,294
Less:
Cost of revenues	(1,570,207)	(522,675)	(255,699)	(219,586)	(2,568,167)
Selling and marketing	(450,251)	(153,593)	(111,023)	(117,657)	(832,524)
General and administrative	(1,048,565)	(43,051)	(79,190)	(97,633)	(1,268,439)
Unallocated corporate expenses	—	—	—	—	(348,913)

Segment operating income/(loss) (1)	937,741	87,593	65,434	(98,604)	643,251
Unallocated items (2)					69,521

Income before income taxes					712,772

Segment assets	2,979,430	1,028,683	140,666	393,453	4,542,232
Unallocated corporate assets	—	—	—	—	4,249,788

Total assets	2,979,430	1,028,683	140,666	393,453	8,792,020

Summary of Depreciation and Amortization Expenses
(1)	A summary of depreciation and amortization expenses for the years presented is as follows:

	For the years ended May 31,
	2024	2025	2026
Educational services and test preparation courses	80,277	110,946	141,070
Private label products and livestreaming e-commerce	1,973	2,296	2,570
Overseas study consulting services	4,517	5,867	7,092
Others	20,053	26,779	27,997

Total	106,820	145,888	178,729

Summary of Material Unallocated Items
(2) A summary of material unallocated items for the years presented is as follows:

	For the years ended May 31,
	2024	2025	2026
Interest income	153,589	119,605	76,908
Other items	(69,106)	(25,728)	(7,387)

Total	84,483	93,877	69,521